Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	$ 13,190	$ 12,022	$ 16,483
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note L)	(1,379)	(1,636)	(1,335)
Net changes related to available-for-sale securities (Note L)
Unrealized gains/(losses) arising during the period	(54)	(29)	(4)
Reclassification of (gains)/losses to net income	86	5	(8)
Subsequent changes in previously impaired securities arising during the period			4
Total net changes related to available-for-sale securities	32	(24)	(8)
Unrealized gains/(losses) on cash flow hedges (Note L)
Unrealized gains/(losses) arising during the period	618	958	43
Reclassification of (gains)/losses to net income	(1,072)	(97)	(166)
Total unrealized gains/(losses) on cash flow hedges	(454)	861	(123)
Retirement-related benefit plans (Note L)
Prior service costs/(credits)	6	1	16
Net (losses)/gains arising during the period	(2,963)	(9,799)	5,369
Curtailments and settlements	33	24	(3)
Amortization of prior service (credits)/costs	(100)	(114)	(114)
Amortization of net (gains)/losses	3,304	2,531	3,499
Total retirement-related benefit plans	279	(7,357)	8,767
Other comprehensive income/(loss), before tax (Note L)	(1,523)	(8,156)	7,301
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	(208)	1,883	(3,144)
Other comprehensive income/(loss) (Note L)	(1,731)	(6,274)	4,157
Total comprehensive income	$ 11,459	$ 5,748	$ 20,641